TRADE RECEIVABLES, NET (Schedule of Allowance for Doubtful Accounts) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Trade and other current receivables [abstract]
December 31, 2016	$ (399)
Bad debt recognition	399
December 31, 2017